NOTE PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE PRINCIPAL MATURITIES	Future principal maturities under the note as of December 31, 2025 are as follows:
2026	$7,165
2027	7,565
2028	7,987
2029	8,433
2030	3,539
$34,689